UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23868

POPULAR U.S. GOVERNMENT MONEY MARKET FUND, LLC
Popular Center North Building, Second Level (Fine Arts),
209 Muñoz Rivera Avenue,
San Juan, Puerto Rico 00918

Angel M. Rivera, Principal Executive Officer
Popular Center North Building, Second Level (Fine Arts),
209 Muñoz Rivera Avenue,
San Juan, Puerto Rico 00918
(787) 754-4488

Date of fiscal year end: June 30

Date of reporting period: July 1, 2025 – June 30, 2026

ITEM 1. REPORT TO STOCKHOLDERS.

(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Popular U.S. Government Money Market Fund, LLC

MMTXX

: Class A Non-Withholding Shares

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Non-Withholding Shares	$58	0.57%

Maturity Weightings

(% total investments)

Table Summary
Value	Value
Daily	67.0%
Weekly (Excludes Daily)	33.0%

Fund Statistics as of 6/30/2026

Table Summary
Total Net Assets	$1,511,193,660
# of Portfolio Holdings	11
Investment Advisory Fees (Net of fees waived)	$3,138,484

Top Ten Holdings as of 6/30/2026

(% of total investments)

Table Summary
U.S. Treasury Bill 07/02/2026	20.04%
Federal National Mortgage Association 07/01/2026	12.80%
Federal National Mortgage Association 07/06/2026	11.65%
U.S. Treasury Bill 07/07/2026	10.06%
U.S. Treasury Bill 07/09/2026	10.05%
Federal Home Loan Mortgage Corporation 07/06/2026	8.57%
Federal Home Loan Mortgage Corporation 07/08/2026	8.11%
Federal Home Loan Mortgage Corporation 07/01/2026	7.46%
South Street Securities Repurchase Agreement 07/01/2026	6.60%
Tennessee Valley Authority 07/08/2026	4.09%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://www.popularfunds.com/us-government-money-market-fund.

Popular U.S. Government Money Market Fund, LLC

Class A Non-Withholding Shares

Annual Shareholder Report - June 30, 2026

241A-MMTXX-26

Popular U.S. Government Money Market Fund, LLC

MMYXX

: Class A Withholding Shares

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Withholding Shares	$58	0.57%

Maturity Weightings

(% total investments)

Table Summary
Value	Value
Daily	67.0%
Weekly (Excludes Daily)	33.0%

Fund Statistics as of 6/30/2026

Table Summary
Total Net Assets	$1,511,193,660
# of Portfolio Holdings	11
Investment Advisory Fees (Net of fees waived)	$3,138,484

Top Ten Holdings as of 6/30/2026

(% of total investments)

Table Summary
U.S. Treasury Bill 07/02/2026	20.04%
Federal National Mortgage Association 07/01/2026	12.80%
Federal National Mortgage Association 07/06/2026	11.65%
U.S. Treasury Bill 07/07/2026	10.06%
U.S. Treasury Bill 07/09/2026	10.05%
Federal Home Loan Mortgage Corporation 07/06/2026	8.57%
Federal Home Loan Mortgage Corporation 07/08/2026	8.11%
Federal Home Loan Mortgage Corporation 07/01/2026	7.46%
South Street Securities Repurchase Agreement 07/01/2026	6.60%
Tennessee Valley Authority 07/08/2026	4.09%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://www.popularfunds.com/us-government-money-market-fund.

Popular U.S. Government Money Market Fund, LLC

Class A Withholding Shares

Annual Shareholder Report - June 30, 2026

241A-MMYXX-26

Popular U.S. Government Money Market Fund, LLC

MMGXX

: Class I Institutional Non-Withholding Shares

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Institutional Non-Withholding Shares	$53	0.53%

Maturity Weightings

(% total investments)

Table Summary
Value	Value
Daily	67.0%
Weekly (Excludes Daily)	33.0%

Fund Statistics as of 6/30/2026

Table Summary
Total Net Assets	$1,511,193,660
# of Portfolio Holdings	11
Investment Advisory Fees (Net of fees waived)	$3,138,484

Top Ten Holdings as of 6/30/2026

(% of total investments)

Table Summary
U.S. Treasury Bill 07/02/2026	20.04%
Federal National Mortgage Association 07/01/2026	12.80%
Federal National Mortgage Association 07/06/2026	11.65%
U.S. Treasury Bill 07/07/2026	10.06%
U.S. Treasury Bill 07/09/2026	10.05%
Federal Home Loan Mortgage Corporation 07/06/2026	8.57%
Federal Home Loan Mortgage Corporation 07/08/2026	8.11%
Federal Home Loan Mortgage Corporation 07/01/2026	7.46%
South Street Securities Repurchase Agreement 07/01/2026	6.60%
Tennessee Valley Authority 07/08/2026	4.09%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://www.popularfunds.com/us-government-money-market-fund.

Popular U.S. Government Money Market Fund, LLC

Class I Institutional Non-Withholding Shares

Annual Shareholder Report - June 30, 2026

241A-MMGXX-26

Popular U.S. Government Money Market Fund, LLC

MMFXX

: Class I Institutional Withholding Shares

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional Withholding Shares	$65	0.64%

Maturity Weightings

(% total investments)

Table Summary
Value	Value
Daily	67.0%
Weekly (Excludes Daily)	33.0%

Fund Statistics as of 6/30/2026

Table Summary
Total Net Assets	$1,511,193,660
# of Portfolio Holdings	11
Investment Advisory Fees (Net of fees waived)	$3,138,484

Top Ten Holdings as of 6/30/2026

(% of total investments)

Table Summary
U.S. Treasury Bill 07/02/2026	20.04%
Federal National Mortgage Association 07/01/2026	12.80%
Federal National Mortgage Association 07/06/2026	11.65%
U.S. Treasury Bill 07/07/2026	10.06%
U.S. Treasury Bill 07/09/2026	10.05%
Federal Home Loan Mortgage Corporation 07/06/2026	8.57%
Federal Home Loan Mortgage Corporation 07/08/2026	8.11%
Federal Home Loan Mortgage Corporation 07/01/2026	7.46%
South Street Securities Repurchase Agreement 07/01/2026	6.60%
Tennessee Valley Authority 07/08/2026	4.09%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://www.popularfunds.com/us-government-money-market-fund.

Popular U.S. Government Money Market Fund, LLC

Class I Institutional Withholding Shares

Annual Shareholder Report - June 30, 2026

241A-MMFXX-26

(b)                Not applicable.

ITEM 2. CODE OF ETHICS.

(a)           As of the end of the period covered by this report, Popular U.S. Government Money Market Fund (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)           Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The Board of Directors has determined that it has an “audit committee financial expert” as that term is defined in Item 3 of Form N-CSR.

(a)(2)    The audit committee financial expert, Mr. Miguel R. Venta is a non- “interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)           Audit Fees: Audit fees are fees related to the audit of and review of the Fund’s financial statements included in annual reports and registration statements and other services that are normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements (“Audit Fees”). The aggregate Audit Fees billed by Ernst & Young LLP (“EY”) for the fiscal years ended June 30, 2026 and June 30, 2025, were $67,555 and $56,100, respectively.

(b)          Audit-Related Fees: Audit-related fees are fees for assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but are not reported as audit fees. There were no aggregate fees billed in each of the fiscal years ended June 30, 2026 and June 30, 2025 for assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements.

(c)           Tax Fees: Tax fees are fees associated with tax compliance, tax advice and tax planning (“Tax Fees”). The aggregate Tax Fees billed for professional services for tax compliance billed by EY for the fiscal years ended June 30, 2026 and June 30, 2025, were $11,000 and $11,000, respectively.

(d)          All Other Fees: Other fees are fees billed for products and services provided to the Fund other than the services reported in “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above (“Other Fees”). The aggregate Other Fees billed by EY for the fiscal years ended June 30, 2026 and June 30, 2025, were $0 and $0, respectively.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal accountant must be pre-approved by the Registrant's Audit Committee.

(e) (2) No services described in paragraphs (b) through (d) of this Item 4 were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        Not applicable.

(g)       Non-Audit Fees: The aggregate non-audit fees for services rendered to the Registrant, its co-investment advisers and any entity controlling, controlled by or under common control with the co-advisers that provide ongoing services to the Registrant (“Non-Audit Fees”) billed by EY for the fiscal years ended June 30, 2026 and June 30, 2025, were $18,977,163 and $17,595,910, respectively.

(h)       Not applicable.

(i)            Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)                 Included as part of the financial statements filed under Item 7(a).

(b)                Not applicable.

ITEM 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Popular U.S. Government
Money Market Fund, LLC
Annual Financial Statements
& Other Information
June 30, 2026

Popular U.S. Government Money Market Fund, LLC
SCHEDULE OF INVESTMENTS
June 30, 2026

See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 93.7%
Discount Note - 53.4%
$ 8,700,000 Federal Farm Credit Banks Funding Corporation
(a)
3.63% 07/27/26 $ 8,677,254
113,000,000 Federal Home Loan Mortgage Corporation
(a)
3.49 07/01/26 113,000,000
130,000,000 Federal Home Loan Mortgage Corporation
(a)
3.45 07/06/26 129,937,799
123,000,000 Federal Home Loan Mortgage Corporation
(a)
3.45 07/08/26 122,917,607
194,000,000 Federal National Mortgage Association
(a)
3.57 07/01/26 194,000,000
176,700,000 Federal National Mortgage Association
(a)
3.54 07/06/26 176,613,122
62,000,000 Tennessee Valley Authority
(a)
3.59 07/08/26 61,956,781
807,102,563
U.S. Treasury Securities - 40.3%
152,500,000 U.S. Treasury Bill
(a)
3.59 07/09/26 152,378,508
152,500,000 U.S. Treasury Bill
(a)
3.56 07/07/26 152,409,517
303,700,000 U.S. Treasury Bill
(a)
3.57 07/02/26 303,669,937
608,457,962
Total U.S. Government & Agency Obligations (Cost $1,415,560,525) 1,415,560,525
Repurchase Agreement - 6.6%
100,000,000 South Street Securities, Tri-Party Agreement through Bank of New
York, dated 06/30/26, due 07/01/26, repurchased at $100,009,917
(fully collateralized by U.S. Treasury Securities, 3.25% - 4.88%, due 09/29/26 - 02/15/35, with an aggregate value, including accrued interest, of $102,010,217) (Cost $100,000,000)
(b)
3.60 07/01/26 100,000,000
Investments, at value - 100.3% (Cost $1,515,560,525) $ 1,515,560,525
Other Assets & Liabilities, Net - (0.3)% (4,366,865)
Net Assets - 100.0% $ 1,511,193,660
(a) Zero coupon bond. Interest rate presented is yield to maturity.
(b) The securities provided as collateral at the end of the period are held with BNY Mellon.

Popular U.S. Government Money Market Fund, LLC
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

See Notes to Financial Statements.
ASSETS
Investments, at amortized cost $ 1,415,560,525
Repurchase agreements, at amortized cost 100,000,000
$ 1,515,560,525
Cash 140,197
Interest receivable 10,000
Prepaid expenses 90,429
Total Assets
1,515,801,151
LIABILITIES
Payables:
Distributions payable 3,779,848
Accrued liabilities:
Investment Adviser fees 288,346
Fund services fees 52,265
Other expenses 487,032
Total Liabilities
4,607,491
NET ASSETS
$ 1,511,193,660
COMPONENTS OF NET ASSETS
Paid-in capital $ 1,511,193,660
NET ASSETS
$ 1,511,193,660
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Class A Non-Withholding Shares 758,792,329
Class A Withholding Shares 732,116,696
Class I Institutional Non-Withholding Shares 14,561,343
Class I Institutional Withholding Shares 5,723,292
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Class A Non-Withholding Shares (based on net assets of $758,792,329) $ 1.00
Class A Withholding Shares (based on net assets of $732,116,696) $ 1.00
Class I Institutional Non-Withholding Shares (based on net assets of $14,561,343) $ 1.00
Class I Institutional Withholding Shares (based on net assets of $5,723,292) $ 1.00

Popular U.S. Government Money Market Fund, LLC
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2026

See Notes to Financial Statements.
INVESTMENT INCOME
Interest income $ 50,247,530
Total Investment Income
50,247,530
EXPENSES
Investment Adviser fees 3,299,209
Fund services fees 714,041
Transfer agent fees:
Class A Non-Withholding Shares 19,380
Class A Withholding Shares 19,380
Class I Institutional Non-Withholding Shares 19,380
Class I Institutional Withholding Shares 19,380
Distribution fees:
Class A Non-Withholding Shares 1,673,843
Class A Withholding Shares 1,574,126
Custodian fees 27,129
Registration fees:
Class A Non-Withholding Shares 33,425
Class A Withholding Shares 41,788
Class I Institutional Withholding Shares 2,900
Professional fees 249,306
Trustees' fees and expenses 12,160
Investment Adviser expense reimbursements recouped
16,828
Other expenses 145,356
Total Expenses 7,867,631
Fees waived
(343,641)
Net Expenses
7,523,990
NET INVESTMENT INCOME
42,723,540
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 42,723,540

Popular U.S. Government Money Market Fund, LLC
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended June 30,
2026 2025
OPERATIONS
Net investment income $ 42,723,540 $ 25,615,802
Increase in Net Assets Resulting from Operations
42,723,540 25,615,802
DISTRIBUTIONS TO SHAREHOLDERS
Class A Non-Withholding Shares (21,757,213) (12,165,760)
Class A Withholding Shares (20,296,851) (12,766,969)
Class I Institutional Non-Withholding Shares (489,722) (555,927)
Class I Institutional Withholding Shares (179,754) (127,146)
Total Distributions Paid
(42,723,540) (25,615,802)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Class A Non-Withholding Shares 1,978,517,338 1,808,885,562
Class A Withholding Shares 1,942,965,774 1,355,108,199
Class I Institutional Non-Withholding Shares 77,734,120 110,249,614
Class I Institutional Withholding Shares 49,139,209 31,604,626
Reinvestment of distributions:
Class A Non-Withholding Shares 21,346,175 10,684,684
Class A Withholding Shares 19,725,926 11,670,512
Class I Institutional Non-Withholding Shares 503,492 506,124
Class I Institutional Withholding Shares 174,557 116,897
Redemption of shares:
Class A Non-Withholding Shares
(1,768,952,257) (1,305,096,447)
Class A Withholding Shares
(1,665,618,206) (1,144,208,411)
Class I Institutional Non-Withholding Shares
(79,981,000) (94,551,150)
Class I Institutional Withholding Shares
(47,216,691) (28,095,306)
Increase in Net Assets from Capital Share Transactions
528,338,437 756,874,904
Increase in Net Assets
528,338,437 756,874,904
NET ASSETS
Beginning of Year
982,855,223 225,980,319
End of Year
$ 1,511,193,660 $ 982,855,223
SHARE TRANSACTIONS
Sale of shares:
Class A Non-Withholding Shares 1,978,517,338 1,808,885,562
Class A Withholding Shares 1,942,965,774 1,355,108,199
Class I Institutional Non-Withholding Shares 77,734,120 110,249,614
Class I Institutional Withholding Shares 49,139,209 31,604,626
Reinvestment of distributions:
Class A Non-Withholding Shares 21,346,175 10,684,684
Class A Withholding Shares 19,725,926 11,670,512
Class I Institutional Non-Withholding Shares 503,492 506,124
Class I Institutional Withholding Shares 174,557 116,897
Redemption of shares:
Class A Non-Withholding Shares
(1,768,952,257) (1,305,096,447)
Class A Withholding Shares
(1,665,618,206) (1,144,208,411)
Class I Institutional Non-Withholding Shares
(79,981,000) (94,551,150)
Class I Institutional Withholding Shares
(47,216,691) (28,095,306)
Increase in Shares
528,338,437 756,874,904

Popular U.S. Government Money Market Fund, LLC
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout the period.
SS
For the Years Ended June 30, June 25, 2024 (a)
Through
June 30, 2024 2026 2025
CLASS A NON-WITHHOLDING SHARES
NET ASSET VALUE, Beginning of Period
$ 1.00 $ 1.00 $ 1.00
INVESTMENT OPERATIONS
Net investment income (b) 0.03 0.04 0.00(c)
Total from Investment Operations
0.03 0.04 0.00
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.03) (0.04) (0.00)(c)
Total Distributions to Shareholders
(0.03) (0.04) (0.00)
NET ASSET VALUE, End of Period
$ 1.00 $ 1.00 $ 1.00
TOTAL RETURN
3.31% 3.89% 0.07%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 758,792 $ 527,881 $ 13,407
Ratios to Average Net Assets:
Net investment income 3.25% 3.71% 4.06%(e)
Net expenses 0.57% 0.72% 1.00%(e)
Gross expenses (f) 0.59% 0.74% 7.71%(e)
(a) Commencement of operations of the Class A Non-Withholding Shares.
(b) Calculated based on average shares outstanding during the period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

Popular U.S. Government Money Market Fund, LLC
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout the period.
For the Years Ended June 30, June 24, 2024 (a)
Through
June 30, 2024 2026 2025
CLASS A WITHHOLDING SHARES
NET ASSET VALUE, Beginning of Period
$ 1.00 $ 1.00 $ 1.00
INVESTMENT OPERATIONS
Net investment income (b) 0.03 0.04 0.00(c)
Total from Investment Operations
0.03 0.04 0.00
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.03) (0.04) (0.00)(c)
Total Distributions to Shareholders
(0.03) (0.04) (0.00)
NET ASSET VALUE, End of Period
$ 1.00 $ 1.00 $ 1.00
TOTAL RETURN
3.31% 3.85% 0.08%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 732,117 $ 435,043 $ 212,473
Ratios to Average Net Assets:
Net investment income 3.22% 3.74% 4.04%(e)
Net expenses 0.57% 0.79% 1.00%(e)
Gross expenses (f) 0.60% 0.81% 6.73%(e)
(a) Commencement of operations of the Class A Withholding Shares.
(b) Calculated based on average shares outstanding during the period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

Popular U.S. Government Money Market Fund, LLC
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout the period.
For the Years Ended June 30, May 20, 2024 (a)
Through
June 30, 2024 2026 2025
CLASS I INSTITUTIONAL NON-WITHHOLDING SHARES
NET ASSET VALUE, Beginning of Period
$ 1.00 $ 1.00 $ 1.00
INVESTMENT OPERATIONS
Net investment income (b) 0.03 0.04 0.01
Total from Investment Operations
0.03 0.04 0.01
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.03) (0.04) (0.01)
Total Distributions to Shareholders
(0.03) (0.04) (0.01)
NET ASSET VALUE, End of Period
$ 1.00 $ 1.00 $ 1.00
TOTAL RETURN
3.36% 3.90% 0.49%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 14,561 $ 16,305 $ 100
Ratios to Average Net Assets:
Net investment income 3.31% 3.77% 4.30%(d)
Net expenses 0.53% 0.73% 1.00%(d)
Gross expenses (e) 0.59% 0.79% 919.62%(d)
(a) Commencement of operations of the Class I Institutional Non-Withholding Shares.
(b) Calculated based on average shares outstanding during the period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Popular U.S. Government Money Market Fund, LLC
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout the period.
For the Year
Ended
June 30, 2026
July 17, 2024 (a)
Through
June 30, 2025
CLASS I INSTITUTIONAL WITHHOLDING SHARES
NET ASSET VALUE, Beginning of Period
$ 1.00 $ 1.00
INVESTMENT OPERATIONS
Net investment income (b) 0.03 0.04
Total from Investment Operations
0.03 0.04
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.03) (0.04)
Total Distributions to Shareholders
(0.03) (0.04)
NET ASSET VALUE, End of Period
$ 1.00 $ 1.00
TOTAL RETURN
3.23% 3.60%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 5,723 $ 3,626
Ratios to Average Net Assets:
Net investment income 3.16% 3.62%(d)
Net expenses 0.64% 0.83%(d)
Gross expenses (e) 0.77% 1.01%(d)
(a) Commencement of operations of the Class I Institutional Withholding Shares.
(b) Calculated based on average shares outstanding during the period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Popular U.S. Government Money Market Fund, LLC
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

Note 1. Organization
Popular U.S. Government Money Market Fund, LLC (the “Fund” or the “Registrant”) is a Puerto Rico limited liability company and is treated as a foreign corporation for U.S. federal income tax purposes under Part I of Subchapter M of Chapter I of the
Internal Revenue Code of 1986, as amended, (the “U.S. Code”) commencing with its taxable year ending June 30, 2024. The Fund is organized as a continuously offered, diversified, open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “Act”). The Fund was organized under the laws of Puerto Rico on August 17, 2022. The
Fund operates in a manner that will cause it to be exempt from Puerto Rico income and municipal license tax under the Puerto Rico
Internal Revenue Code of 2011, as amended (the “PR Code”), and the Puerto Rico Municipal Code, as amended (the “Municipal
Code”), as a registered investment company. The Fund’s investment objective is to seek to provide current income consistent with preservation of capital and liquidity. Under its Third Amended and Restated Limited Liability Company Agreement, the Fund is
authorized to issue an unlimited number of shares of beneficial interest without par value. The Fund’s first registration statement became effective on May 1, 2024 (commencement of operations). The Fund currently offers Class A Withholding Shares, Class A
Non-Withholding Shares, Class I Institutional Withholding Shares, and Class I Institutional Non-Withholding Shares. Each share class represents an ownership interest in the same investment portfolio of securities. Class I-Institutional Non-Withholding Shares,
Class A Withholding Shares, Class A Non-Withholding Shares and Class I Institutional Withholding Shares commenced operations on May 20, 2024, June 24, 2024, June 25, 2024 and July 17, 2024, respectively.
The Fund operates as a “government money market fund,” as defined in Rule 2a-7 under the Act. As a government money market fund, the Fund: (1) is permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price, and (2) must invest at least 99.5% of its total assets in cash, “government securities” (as defined in Rule 2a-7) and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities).
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of income and expenses in net assets from operations during the period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Fair Value Measurements
Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.
GAAP establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for the fair value measurement are observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect the Fund’s estimates about assumptions that market participants would use in pricing the asset or liability based on the best information available.
The hierarchy is broken down into three levels based on the reliability of inputs as follows:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Valuation of these instruments does not need a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.

Popular U.S. Government Money Market Fund, LLC
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

Level 2 – Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.
Level 3 – Unobservable inputs are significant to the fair value measurement. Unobservable inputs reflect the Fund’s own assumptions about assumptions that market participants would use in pricing the asset or liability.
The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Fund employs internally‐developed models that primarily use market‐based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.
The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. In addition, the fair value estimates are based on outstanding balances without attempting to estimate the value of anticipated future business. Therefore, the estimated fair value may materially differ from the value that could actually be realized on a sale.
On August 4, 2022, the Board of Directors of the Fund appointed Popular Asset Management LLC, a subsidiary of Popular, Inc., as the Fund’s valuation designee within the meaning of 1940 Act Rule 2a-5 (the “Valuation Designee”). The Valuation Designee
is responsible for overseeing and implementing the procedures and functions related to the valuation of portfolio securities for the purpose of determining the net asset value of the Fund. In addition, the Valuation Designee is responsible for determining:
-The fair valuation of all securities for which no price or value is available at the time the Fund’s net asset value is calculated on a particular day.
-The fair valuation of portfolio instruments for which the prices or values available do not, in the judgment of the investment adviser, represent the fair valuation of such portfolio instruments.
Securities are valued at amortized cost, which approximates market value. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
In valuing the Fund’s assets as of June 30, 2026, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Puerto Rico Taxation of the Fund
Income Taxes. The Fund should be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least
90% of its net income for the taxable year within the time period provided by the PR Code (the “90% Distribution Requirement”).
In determining its net income for purposes of the 90% Distribution Requirement, the Fund shall not take into account capital gains and losses and certain items of income (including interest) that are exempt from taxation under the PR Code. The Fund intends to meet the 90% Distribution Requirement to be exempt from Puerto Rico income tax.
Property Taxes. Under the provisions of the Municipal Code, the Fund will be subject to property taxes. However, property of the
Fund that consists of repurchase agreements, obligations of the Government of Puerto Rico or the U.S. Government and stocks of domestic or foreign corporations are exempt from property taxes imposed by the Municipal Code.
Municipal License Taxes. Under Act 93-2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by the Puerto Rico municipalities. Pursuant to Article 1.007 of the Municipal Code, Puerto Rico municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico. The municipality

Popular U.S. Government Money Market Fund, LLC
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

of San Juan may disagree with the holding of PR Treasury Determination 19-04 and refuse to treat the Fund as a registered investment company under Act 93-2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the
Fund.
United States Taxation of the Fund
Income Taxes. For purposes of the U.S. Code, the Fund is treated as a foreign corporation. Based on certain representations made by the Fund, the Fund should not be treated as engaged in a trade or business with the United States for purposes of the Code. The
Fund is not expected to be engaged in a U.S. trade or business for U.S. federal income tax purposes. As a foreign corporation not engaged in a U.S. trade or business, the Fund should generally not be subject to U.S. federal income tax on gains derived from the sale or exchange of personal property or any other income from sources outside the U.S. However, if it is determined that the Fund is engaged in a trade or business within the United States for purposes of the U.S. Code, and the Fund has taxable income that is effectively connected with such U.S. trade or business, the Fund will be subject to the regular U.S. corporate income tax on its effectively connected taxable income, and possibly to a 30% branch profits tax and state and local taxes as well.
Interest received by the Fund from U.S. sources on certain registered obligations (“Portfolio Interest”) and gains derived by the
Fund from the sale or exchange of personal property (other than a “United States Real Property Interest”, as such term is defined in the U.S. Code) are not subject to U.S. federal income tax. It is the intent of the Fund’s management to derive only U.S. source interest income considered to be Portfolio Interest with respect to its investments in U.S. fixed-income securities. Moreover, as a foreign corporation not engaged in trade or business in the U.S., the Fund should only be subject to U.S. federal income taxation if it realizes certain items of U.S. source income of a fixed or determinable annual or periodic nature, in which case the Fund should be subject to withholding of U.S. federal income tax at a 30% rate on certain types of U.S. source income. Dividends from sources within the United States may qualify for a reduced 10% rate if certain conditions are met.
U.S. Foreign Account Tax Compliance Act (“FATCA”). The U.S. Internal Revenue Code imposes a 30% withholding tax upon most payments of U.S. source income made to certain “foreign financial institutions” or “non-financial foreign entities” (including
“non-financial foreign territory entities”), unless certain certification and reporting requirements are satisfied. Payments on certain grandfathered obligations are not subject to the referenced 30% withholding. The IRS has released proposed regulations, which taxpayers may rely on, that eliminate the withholding tax under FATCA on payments of proceeds from the sale of property that could give rise U.S. source interest or dividends.
Regulations issued by the U.S. Department of the Treasury and the IRS (the “FATCA Regulations”) treat the Fund as a “territory non-financial foreign entity.” Under this classification, the Fund could be required to provide to the payors of such income (except with respect to certain grandfathered obligations) certain information with respect to its investors. The payors, in turn, would be required to disclose such information to the IRS. Under the FATCA Regulations, the Fund would not have to provide the required information if it is wholly owned directly or indirectly by investors who are individual bona fide residents of Puerto Rico for purposes of Section 933 of the U.S. Code, otherwise it will have to provide the information with respect to direct and indirect substantial U.S. owners of the Fund. However, the Fund has elected to register as a direct reporting non-financial foreign entity, and as such, it is required to provide such information directly to the IRS by filing Form 8966 with the IRS.
If the Fund is unable to obtain such information from any such investor or otherwise fails or is unable to comply with the requirements of the U.S. Code, the FATCA Regulations or any other implementing rules, certain payments to the Fund may be subject to a 30%
withholding tax. By making an investment in the Fund, each investor agrees to provide all information and certifications necessary to enable the Fund to comply with these requirements.  To ensure that the investors that acquire shares after the date hereof will have the obligation to timely provide the Fund the information required to comply with the U.S. Code, by making an investment in shares, each investor agrees to provide all information and certifications necessary to enable the Fund to comply with these requirements and authorizes the Fund to redeem the shares of any investor that fails to timely provide such information or certifications. In addition, any investor that fails to timely provide the requested information or certifications will be required to indemnify the Fund for the entirety of the 30% percent tax withheld on all of the Fund’s income as a result of such investor’s failure to provide the information.
Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid monthly. The
Fund will distribute net realized capital gains (including net short-term capital gains), if any, at least annually; however, the Fund does not expect to realize any long-term capital gains and losses.

Popular U.S. Government Money Market Fund, LLC
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

Allocation of Income, Fund-level Expenses, and Realized and Unrealized Gains or Losses – The Fund uses the fair value of shares outstanding method for allocating income, fund‐level expenses, and realized gains or losses. Under this method, each class of shares participates based on the total net asset value of its shares in proportion to the total net assets of the Fund. Class‐level expenses are charged directly to the individual classes to which they relate.
Other – Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. Premiums and discounts on securities purchased are amortized over the life or the expected life of the respective securities using the straight line method and are included in interest income. Interest income is accrued daily except when collection is not expected.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on industry experience, the risk of loss from such claims is considered remote.
Repurchase Agreements – The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the
Fund purchases securities and simultaneously commits to resell the securities to the original seller (as described below) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Such original seller may be (a) a broker-dealer or other financial institution or (b) a member bank of the Federal Reserve System or a securities dealer who is a member of a national securities exchange or is a market maker in U.S. Government securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, so that the
Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. It is the Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. In connection with this determination, the Fund's Board of Directors, or its designated delegate, has evaluated the creditworthiness of approved counterparties as required under Rule 2a-7 under the Investment Company Act of 1940.
The Fund bears the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, however, this risk is mitigated through the Fund's collateral requirements, counterparty credit review process, and ongoing monitoring procedures.
The obligation of the counterparty to repurchase securities from the Fund is required to be fully collateralized at all times. Collateral generally consists of U.S. Government securities and is maintained at a value of at least 102% of the repurchase price, including accrued interest, in accordance with industry practice for repurchase agreements collateralized by U.S. Government securities.
Repurchase agreement collateral may be held in segregated accounts maintained by an unaffiliated third-party custodian. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

Popular U.S. Government Money Market Fund, LLC
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

Financial Instruments/Transactions - Summary of Offsetting and Netting Arrangements:
For financial reporting purposes the Fund elects not to offset assets and liabilities subject to a MRA, if any, in the Statement of
Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities.
As of June 30, 2026, the impact of netting of assets and liabilities and the offsetting collateral pledged or received, if any, based on contractual netting/set-off provisions in the MRA are detailed in the following table.
Segment Reporting – The Fund’s President acts as the Fund’s chief operating decision maker (“CODM”), as defined in Topic
280, assessing performance and making decisions about resource allocation. The CODM has determined that that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund's investment objective and principal investment strategies, as described in its prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the
Adviser. The Financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.
Note 3. Advisory Fees, Servicing Fees and Other Transactions
Investment Adviser – Popular Asset Management LLC (the “Adviser”), is the Fund’s investment adviser. The Adviser receives an advisory fee at an annual rate equal to 0.25% of the Fund’s average annual daily net assets. The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 1.00% of the average daily net assets of a class of the Fund. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded. Any repayment by the Fund to the Adviser will not cause the Fund’s expenses to exceed (i) the expense limitation at the time the fees are waived and (ii) the expense limitation in effect at the time of such reimbursement. The expense limitation shall be in effect until at least December 31, 2027. The Adviser voluntarily agreed to breakpoints in its advisory fee upon the Fund achieving certain asset levels. As a result, the Adviser's effective advisory fee rate is equal to an annual rate of 0.20% of the Fund’s net assets exceeding $1 billion and less than $1.5 billion and equal to an annual rate of 0.15% of the Fund’s net assets exceeding $1.5 billion. This voluntary waiver is separate from, and in addition to the Adviser’s contractual expense waiver/reimbursement arrangement. The Adviser may waive additional fees at any time. These voluntary waivers are not eligible for recoupment. Other service providers have voluntarily agreed to waive a portion of their fees. Other waivers are not eligible for recoupment. For the year ended June 30, 2026, fees waived and expenses reimbursed by the Adviser were as follows:
For the year ended June 30, 2026, the Adviser recouped $16,828 as reflected on the accompanying Statement of Operations. As of
June 30, 2026, the Fund had $65,174 in total expenses, that were waived during the fiscal year ended June 30, 2024, that are subject to recapture by the Adviser through the fiscal year ending June 30, 2027.
Distribution – Popular Securities, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of Popular, Inc., the parent company of the Adviser. The Adviser may, but is not obligated to, make a payment to the
Distributor for its service as Distributor to the Fund out of the Adviser’s advisory fee or other resources of the Adviser, The Distributor
Description Counterparty
Gross Amount of
Recognized Assets/
(Liabilities) in the
Statement of Assets and
Liabilities
Collateral (Received)/
Posted Not Offset in the
Statement of Assets and
Liabilities
(1)
Net Amount
Repurchase Agreement South Street Securities $100,000,000 $(100,000,000) $–
(1)
The value of the related collateral received by the Fund normally exceeded the value of the repurchase agreement by the Fund. See the Schedule of
Investments for detailed information regarding the collateral received for open repurchase agreements.
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$160,725 $– $182,916 $343,641

Popular U.S. Government Money Market Fund, LLC
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

is not affiliated with Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates. The Fund has adopted a Distribution (12b-1) Plan (the “Plan”) for Class A Withholding Shares
and Class A Non-Withholding Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/
or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of the Class A Withholding Shares and Class A Non-Withholding Shares.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. Apex also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to a services agreement between the Fund and Apex, the Fund pays Apex customary fees for its services.
Directors and Officers – No officer, director or employee of the Adviser or of any affiliate thereof receives any compensation from the Fund for serving as an officer or director of the Fund. The Fund will pay each director who is not an officer, director or employee of the Adviser or an affiliate thereof a fee of $1,000 per meeting attended, together with such director’s actual travel and out-of-pocket expenses relating to attendance at meetings. The three independent directors of the Fund also serve on the Fund’s audit committee and are paid based upon an agreed fee of $1,000 per committee meeting.
Note 4. Risks and Uncertainties
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Interest rate risk is the risk that interest rates will rise so that the value of the Fund’s investments will fall. The Fund’s yield will tend to lag behind changes in prevailing short‐term interest rates. In addition, during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock‐in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full), and reduce the value of the security. This is known as extension risk, which the Fund is also subject to.
Conversely, during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. This is known as prepayment risk, which the Fund is also subject to.
The Fund may enter into certain types of repurchase agreements. In the event of default by a repurchase agreement counterparty under any repurchase agreement the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying such repurchase agreements. In the event of a default, instead of the contractual fixed rate of return, the rate of return to the Fund will be dependent upon intervening fluctuations of the market values of such underlying securities and the accrued interest on the underlying securities. In such event, the Fund would have rights against the respective counterparty for breach of contract with respect to any losses resulting from market fluctuations following the failure of such counterparty to perform. In addition, fluctuations in the amounts paid on the repurchase agreements entered into by the Fund, may reduce the amounts available for dividend distributions to shareholders. The yield on repurchase agreements depends on a variety of factors, including, but not limited to, general, municipal and fixed-income securities market conditions, the amount being invested, the financial condition of the respective counterparty, and the maturity and credit quality of the security involved in each transaction.
The Fund intends to always act as the borrower rather than the lender in repurchase agreements. The use of repurchase agreements may involve additional risks including counterparty risk. The Fund intends to enter into repurchase agreements only with selected counterparties that meet certain standards. The Fund’s investments are classified as eligible securities according to Rule 2a-7, and their credit risks have been determined to be minimal by the Adviser. In the event of default where either the borrower is unable to pay the principal or the lender fails to return the collateral, the non-defaulting party will have contractual remedies pursuant to the agreement related to the transaction.

Popular U.S. Government Money Market Fund, LLC
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

The yield on repurchase agreements depends on a variety of factors, including, but not limited to, general, municipal and fixed-
income securities market conditions, the amount being invested, the financial condition of the respective counterparty, and the maturity and credit quality of the security involved in each transaction.
The Fund’s investments are classified as eligible securities according to Rule 2a-7, and their credit risks have been determined to be minimal by the Adviser.
Note 5. Federal Tax Information
The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended June 30, 2025 and June
30, 2026 were as follows:
As of June 30, 2026, there were no distributable earnings on a tax basis.
Note 6. Subsequent Events
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and had determined that no additional items require adjustment to or disclosure in the financial statements.
2026 2025
Ordinary Income $42,723,540 $25,615,802

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Popular U.S. Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Popular U.S. Government Money Market Fund, LLC (the
“Fund”), including the schedule of investments, as of June 30, 2026, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
.
We have served as the auditor for the Popular Family of Funds since 2023.
San Juan, Puerto Rico
August 25, 2026

Popular U.S. Government Money Market Fund, LLC
OTHER INFORMATION (UNAUDITED)
June 30, 2026

Change in and Disagreements with Accountants (Item 8 of Form N-CSR)
Not applicable.
Proxy Disclosure (Item 9 of Form N-CSR)
Not applicable.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7a.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Investment Advisory Agreement Approval
The Board of Directors (the “Board”) of the Fund met on May 14, 2026 (the “Meeting”) to consider the continuance of the
Investment Advisory Agreement (the “Advisory Agreement”) by and between the Fund and the Adviser. At such meeting, the Board participated in discussion with the Investment Adviser and considered the investment strategy used in pursuing the Fund’s investment objectives, as well as the Fund’s expenses. The Board also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the Fund. The Board also met in executive session with counsel to the Independent Directors (as defined below) to discuss the materials provided to the Board in advance of the meeting in connection with the Board’s consideration of the Advisory Agreement.
The independent members of the Board (collectively, the “Independent Directors”) were assisted throughout the contract review process by Willkie Farr & Gallagher LLP, as their independent legal counsel. The Board relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Advisory Agreement. In evaluating the Advisory
Agreement, including the specific fee structures, and other terms of such agreement, the Board were informed by analysis and discussion amongst themselves and the Investment Adviser. The Board, including a majority of Independent Directors, concluded that the terms of the Advisory Agreement for the Fund were fair and reasonable and that the Investment Adviser’s fees were reasonable in light of the services provided to the Fund.
Nature, Extent and Quality of Services
In evaluating the Advisory Agreement, the Board considered, the nature, extent and quality of the Investment Adviser’s services to the Fund. The Board considered the management, oversight, and administrative services the Investment Adviser provides to manage and operate the Fund. Based on their review, the Independent Directors found that, overall, the nature, extent and quality of services provided under the Advisory Agreement was satisfactory on behalf of the Fund.
Investment Performance of the Fund
In evaluating the quality of the services provided by the Investment Adviser, the Board received and considered the investment performance of the Fund. In this regard, the Board received and reviewed a report (the “Broadridge Report”) prepared by Broadridge which generally provided the Fund’s performance data on an absolute basis and as compared to the performance of unaffiliated comparable funds (a “Broadridge Peer Group”) for a one year period.
Fees and Expenses
As part of its review, the Board considered, among other things, the contractual management fee rate and the net management fee rate (i.e., the management fee after taking into account expense reimbursements and/or fee waivers, if any) paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided. The Board also considered the net total expense ratio of the Fund in relation to the Broadridge Peer Group.

Popular U.S. Government Money Market Fund, LLC
OTHER INFORMATION (UNAUDITED)
June 30, 2026

Profitability
In conjunction with their review of fees, the Independent Directors reviewed information reflecting the Investment Adviser’s financial condition, including financial statements of the Investment Adviser for the year ended December 31, 2025. The Independent
Directors also reviewed the profitability information for the Investment Adviser derived from its relationship with the Fund for the period July 1, 2025 through March 31, 2026 on an actual and adjusted basis, as described below.
Economies of Scale and Whether Levels Reflect These Economies of Scale
In evaluating the reasonableness of the investment advisory fees, the Board considered the existence of any economies of scale in the provision of services by the Investment Adviser and whether those economies are appropriately shared with the Fund. The
Independent Directors considered that economies of scale may be shared in various ways including breakpoints in the management fee schedule, fee waivers and/or expense limitations, pricing of Fund at scale at inception or other means.
The Board and the Independent Directors observed that the Investment Adviser had implemented voluntary breakpoints in the management fees paid by the Fund on assets exceeding $1 billion, which the Investment Adviser intended to make contractual.
Considering the factors above, the Independent Directors concluded the Investment Adviser’s use of breakpoints in the management fee was acceptable and that any economies of scale that exist are adequately reflected in the Investment Adviser’s fee structure.
Indirect Benefits
The Independent Directors received and considered information regarding indirect benefits the Investment Adviser may receive as a result of its relationship with the Fund. The Independent Directors further considered the reputational and/or marketing benefits the
Investment Adviser may receive as a result of its association with the Fund. The Independent Directors took these indirect benefits into account when accessing the level of advisory fees paid to the Investment Adviser and concluded that the indirect benefits received were reasonable.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Directors may have given different weight to different factors. The Board reviewed a memorandum from counsel to the Independent Directors discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

Investment Adviser
Popular Asset Management LLC
209 Muñoz Rivera Avenue
Popular Center North Tower, 4th Floor
San Juan, Puerto Rico 00918
Administrator & Fund Management
Apex Fund Services
190 Middle Street, Suite 101
Portland, ME 04101
Custodian
JPMorgan Chase Bank, N.A.
383 Madison Avenue
New York, NY 10017
Legal Counsel
Pietrantoni Méndez & Alvarez LLC
208 Ponce de León Avenue, Floor 19
San Juan, Puerto Rico 00918
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Independent Registered
Public Accountant
Ernst & Young, LLP
Parque las Americas 1
235 Calle Federico Costa, Suite 410
San Juan, Puerto Rico 00918
Directors & Officers
Jorge I. Vallejo
Director
Carlos A. Pérez
Director
Miguel R. Venta
Director
Angel M. Rivera
President
James Gallo
Treasurer
Antonio J. Santos
Secretary
Remember that shares of the Fund:
Are not bank deposits and are not insured by the FDIC or any other governmental agency. Are not obligations of or guaranteed by Banco Popular de Puerto Rico or any other bank. Are subject to investment risks, including possible loss of the principal amount invested.

(b)           Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Annual Financial Statements and Other Information under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Annual Financial Statements and Other Information under Item 7(a).

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the Board of Directors from shareholders.

ITEM 16. CONTROLS AND PROCEDURES

(a)           The Principal Executive Officer and the Principal Financial Officer, in their capacities as principal executive officer and principal financial officer of the registrant, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)  Code of Ethics (filed herewith).

(a)(2)  Not applicable.

(a)(3)  Certifications pursuant to Rule 30a-2(a) and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(4)  Not applicable.

(a)(5) Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Popular U.S. Government Money Market Fund

By	/s/ Angel M. Rivera
Angel M. Rivera, Principal Executive Officer

Date	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Angel M. Rivera
Angel M. Rivera, Principal Executive Officer

Date	August 25, 2026

By	/s/ James Gallo
James Gallo, Principal Financial Officer

Date	August 25, 2026